CONSOLIDATED BALANCE SHEETS	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Current assets
Cash and cash equivalents	$ 3,451,138	$ 7,682,589
Short-term Investment	279,810	850,829
Accounts receivable, net of allowance for doubtful accounts of $1,919,152 and $1,997,310, respectively	25,115,040	27,134,237
Notes receivable	385,519	414,352
Other receivables	1,866,321	2,624,022
Due from related parties	110,990	22,278
Inventories	20,796,075	17,792,187
Advance to suppliers	6,848,143	7,826,679
Total current assets	58,853,036	64,347,173
Property, plant and equipment, net	6,595,704	6,280,412
Intangible assets, net	918,717	938,221
Deferred tax assets	289,756	299,596
Long-term deposit	11,453,690	4,229,827
Long-term investment	291,464	303,334
TOTAL ASSETS	78,402,367	76,398,563
Current liabilities:
Accounts payable	4,182,530	1,670,427
Accrued expenses and other current liabilities	4,438,570	5,934,733
Accrued payroll and welfare	1,340,060	887,201
Advance from customers	2,422,776	3,410,322
Due to related parties	1,446,461	3,694,469
Short-term bank borrowings	16,281,461	19,270,530
Notes payables	296,267	0
Income tax payable	4,176,537	4,263,289
TOTAL LIABILITIES	34,584,662	39,130,971
Equity
Common stock, no par value, 50,000,000 shares authorized, 16,558,037 and 16,528,037 shares issued and outstanding, respectively	0	0
Additional paid-in capital	18,049,630	17,998,933
Statutory surplus reserve	2,904,699	2,031,775
Retained earnings	24,372,535	17,138,593
Accumulated other comprehensive income (loss)	(1,808,825)	(127,456)
Total equity attributable to ZK International Group Co., Ltd.	43,518,039	37,041,845
Equity attributable to non-controlling interests	299,666	225,747
Total equity	43,817,705	37,267,592
TOTAL LIABILITIES AND EQUITY	$ 78,402,367	$ 76,398,563